Cover	Sep. 25, 2025
Cover [Abstract]
document type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
File Number	333-256118
Registrant Name	GO GO BUYERS, INC.
Entity Central Index Key	0001842563
Tax Identification Number	36-4919249
Incorporation State	NV
Address	5348 Vegas Drive
Entity Address, City or Town	Las Vegas
state	NV
Postal Zip Code	89108
area code	86
phone number	13480684648
Written communications pursuant	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false